Feb. 21, 2025
(American Beacon Ninety One Funds - Classes Y, R6 and R5) | (American Beacon Ninety One Global Franchise Fund)
Investment Objective
The Fund’s investment objective is long-term capital growth.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below. More information  is available from your financial professional and in “Choosing Your Share Class” on page 26 of the Prospectus.

Shareholder Fees (fees paid directly from your investment)
Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same, except that the Example reflects the fee waiver/expense reimbursement arrangement for each share class through November 30, 2027. Although your actual costs may be higher or lower, based on these assumptions, whether you redeem or hold your shares, your costs would be:

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or ‘‘turns over’’ its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the Example, affect the Fund’s performance. The Predecessor Fund’s portfolio turnover rate for the fiscal year ended October 31, 2024 was 28% of the average value of the Predecessor Fund’s portfolio.

Principal Investment Strategies
Under normal circumstances, the Fund invests at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in securities of companies that the sub-advisor believes have recognized franchise or brand value. Companies with recognized franchise or brand value are those that the sub-advisor believes have: enduring competitive advantages, dominant market positions in stable growing industries, low sensitivity to the economic and market cycle, healthy balance sheets and low capital intensity, and sustainable cash generation and effective capital allocation.
Under normal circumstances, the Fund invests in at least three countries, including the  U.S., and invests at least 40% of its total assets in securities of non-U.S. companies. The Fund considers a company to be a  non-U.S. company if: (i) at least 50% of the company’s assets are located outside of the U.S.; (ii) at least 50% of the company’s revenue is generated outside of the U.S.; (iii) the company is organized or maintains its principal place of business outside of the U.S.; or (iv) the company’s securities are traded principally outside of the U.S. The Fund may invest in companies located in both developed and emerging market countries.
The equity securities in which the Fund invests are primarily common stocks, but may also include American Depositary Receipts (“ADRs”), European Depositary Receipts (“EDRs”) and Global Depositary Receipts (“GDRs” and, together with ADRs and EDRs, “Depositary Receipts”), and U.S. dollar-denominated foreign stocks traded on U.S. exchanges. The Fund’s investments in equity securities may be denominated in foreign currencies, and the Fund may invest directly in foreign currencies. Although the Fund may invest in securities of companies with any market capitalization, the Fund generally invests in medium and large capitalization companies. The securities of companies held by the Fund may exhibit characteristics of either value stocks or growth stocks during the time they are held by the Fund. The Fund typically invests in securities of approximately 25-40 companies.
In selecting investments for the Fund, the sub-advisor uses a fundamental research process to seek to identify companies that have key characteristics focusing on return on capital, growth, cash flow and valuation relative to other global stocks.
The sub-advisor will consider whether to sell an investment using the same fundamental research process it uses to identify potential purchases. The sub-advisor may sell a security for a variety of reasons, such as because it becomes overvalued or shows deteriorating fundamentals, or to invest in a company believed by the sub-advisor to offer a superior investment opportunity.
The sub-advisor’s investment process incorporates environmental, social and/or governance (“ESG”) analysis as a consideration in the assessment of potential portfolio investments. However, as ESG information is just one investment consideration, ESG considerations are not solely determinative in any investment decision made. In addition, the sub-advisor does not use ESG considerations to limit, restrict or otherwise exclude companies or sectors from the Fund’s investment universe. The sub-advisor may use ESG research and/or ratings information provided by one or more third parties in performing this analysis and considering ESG risks.
Although the Fund seeks investments across a number of sectors, from time to time, the Fund may have significant positions in particular sectors, including the Information Technology sector. However, as the sector composition of the Fund’s portfolio changes over time, the Fund’s exposure to the Information Technology sector may be lower at a future date, and the Fund’s exposure to other market sectors may be higher.
The Fund may have significant exposure to issuers located in, or with economic ties to, Europe. However, as the geographic composition of the Fund’s portfolio changes over time, the Fund’s exposure to Europe may decline, and the Fund’s exposure to other geographic areas may increase.
The Fund is non-diversified, which means that it may invest a high percentage of its assets in a limited number of issuers.
The Fund may invest cash balances in other investment companies, including a government money market fund advised by the Manager, with respect to which the Manager receives a management fee. The Fund may seek to earn additional income by lending its securities to certain qualified broker-dealers and institutions.

Principal Risks
The bar chart and table below provide an indication of risk by showing changes in the Fund’s performance over time. The bar chart shows how the Fund’s performance has varied from year to year. The table shows how the Fund’s average annual total returns compare to a broad-based securities market index, for the periods indicated. The Fund acquired the Ninety One Global Franchise Fund, a series of The Advisors’ Inner Circle Fund III (“Predecessor Fund”), in a reorganization that closed on November 15, 2024. In connection with that reorganization,  the R5 Class shares of the Fund have adopted the performance history and financial statements of the I Shares of the Predecessor Fund, and the  Y Class shares of the Fund have adopted the performance history and financial statements of the A Shares of the Predecessor Fund. The bar chart and the table below show the performance of the Fund’s R5 Class shares for all periods. In the bar chart and table below, the performance of the Fund’s   R5 Class shares for periods prior to November 18, 2024 reflects the returns of the Predecessor Fund’s I Shares. In the table below, the performance of the Fund’s Y Class shares for periods prior to November 18, 2024 reflects the returns of the Predecessor Fund’s A Shares. The performance of the Fund’s Y Class shares differs from the performance of the A Shares of the Predecessor Fund to the extent that the performance of the A Shares reflected the deduction of applicable sales charges for applicable periods.
The R6 Class shares of the Fund began operations on November 18, 2024. In the table below, the performance of the R6 Class shares for periods prior to November 18, 2024 reflects the returns of the I Shares of the Predecessor Fund. The R6 Class shares would have had similar annual returns to the I Shares of the Predecessor Fund because the shares of each class represent investments in the same portfolio securities. However, the I Shares of the Predecessor Fund had different expenses than the R6 Class shares, which would affect performance. To the extent that the I Shares of the Predecessor Fund had lower expenses than the R6 Class shares of the Fund, the performance of the I Shares of the Predecessor Fund would likely have been higher than the performance the R6 Class shares of the Fund would have realized during the same period. The performance of the R6 Class shares shown in the table has not been adjusted for differences in operating expenses between that share class and the I Shares of the Predecessor Fund.
You may obtain updated performance information on the Fund’s website at  www.americanbeaconfunds.com. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

Calendar year total returns for R5 Class Shares. Year Ended 12/31
Highest Quarterly Return: 16.67% 2nd Quarter 2020 01/01/2018 Through 12/31/2024 Lowest Quarterly Return: -13.55% 2nd Quarter 2022 01/01/2018 Through 12/31/2024
Average annual total returns for periods ended December 31, 2024
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local income taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The return after taxes on distributions and sale of Fund shares may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period. If you are a tax-exempt entity or hold your Fund shares through a tax-deferred arrangement, such as an  individual retirement account (“IRA”) or a 401(k) plan, the after-tax returns do not apply to your situation. After-tax returns are shown only for R5 Class shares of the Fund; after-tax returns for other share classes will vary.

(American Beacon Ninety One Funds - Classes Y, R6 and R5) | (American Beacon Ninety One Global Franchise Fund) | Risk Lose Money [Member]
There is no assurance that the Fund will achieve its investment objectives, and you could lose part or all of your investment in the Fund.
(American Beacon Ninety One Funds - Classes Y, R6 and R5) | (American Beacon Ninety One Global Franchise Fund) | Risk Not Insured Depository Institution [Member]
An investment in the Fund is not a deposit with a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
(American Beacon Ninety One Funds - Classes Y, R6 and R5) | (American Beacon Ninety One Global Franchise Fund) | Risk Nondiversified Status [Member]
Non-Diversification Risk
The Fund is non-diversified, which means it may focus its investments in the securities of a comparatively small number of issuers. Investments in securities of a limited number of issuers exposes the Fund to greater market risk, price volatility and potential losses than if assets were diversified among the securities of a greater number of issuers.   Because the Fund may have a focused portfolio of fewer companies than other funds, including both diversified and non-diversified funds, the increase or decrease of the value of a single investment may have a greater impact on the Fund’s net asset value (“NAV”) and total return when compared to other funds.

(American Beacon Ninety One Funds - Classes Y, R6 and R5) | (American Beacon Ninety One Global Franchise Fund) | Currency Risk [Member]
Currency Risk
The Fund may have exposure to foreign currencies. Foreign currencies may fluctuate significantly over short periods of time, may be affected unpredictably by intervention, or the failure to intervene, of the  U.S. or foreign governments or central banks, and may be affected by currency controls or political developments in the U.S. or abroad. Foreign currencies may also decline in value relative to the U.S. dollar and other currencies and thereby affect the Fund’s investments.

(American Beacon Ninety One Funds - Classes Y, R6 and R5) | (American Beacon Ninety One Global Franchise Fund) | Cybersecurity and Operational Risk [Member]
Cybersecurity and Operational Risk
Operational risks arising from, among other problems, human errors, systems and technology disruptions or failures, or cybersecurity incidents may negatively impact the Fund, its service providers and third-party fund distribution platforms, including the ability of shareholders to transact in the Fund’s shares, and result in financial losses. Cybersecurity incidents may allow an unauthorized party to gain access to Fund assets, shareholder data, or proprietary information, or cause the Fund or its service providers, as well as securities trading venues and their service providers, to suffer data corruption or lose operational functionality. Cybersecurity incidents can result from deliberate attacks or unintentional events. It is not possible for the Fund or its service providers to identify all of the operational risks that may affect the Fund or to develop processes and controls to completely eliminate or mitigate their occurrence or effects. The Fund cannot control the cybersecurity and operational plans and systems of its service providers, its counterparties or the issuers of securities in which the Fund invests. The issuers of the Fund’s investments are likely to be dependent on computers for their operations and require ready access to their data and the internet to conduct their business. Thus, cybersecurity incidents could also affect issuers of the Fund’s investments, leading to significant loss of value.

(American Beacon Ninety One Funds - Classes Y, R6 and R5) | (American Beacon Ninety One Global Franchise Fund) | Emerging Markets Risk [Member]
Emerging Markets Risk
When investing in emerging markets, the risks of investing in foreign securities are heightened. Emerging markets are generally smaller, less developed, less liquid and more volatile than the securities markets of the U.S. and other developed markets. There are also risks of: greater political or economic uncertainties; an economy’s dependence on revenues from particular commodities or on international aid or development assistance; currency transfer restrictions; a limited number of potential buyers for such securities resulting in increased volatility and limited liquidity for emerging market securities; trading suspensions and other restrictions on investment; delays and disruptions in securities clearing and settlement procedures; and significant limitations on investor rights and recourse. The governments of emerging market countries may also be more unstable and more likely to impose capital controls, nationalize a company or industry, place restrictions on foreign ownership and on withdrawing sale proceeds of securities from the country, intervene in the financial markets, and/or impose burdensome taxes that could adversely affect security prices. In addition, there may be less publicly available information about issuers in emerging markets than would be available about issuers in more developed capital markets, and such issuers may not be subject to accounting, auditing, financial reporting and recordkeeping standards and requirements comparable to those to which U.S. companies are subject.

(American Beacon Ninety One Funds - Classes Y, R6 and R5) | (American Beacon Ninety One Global Franchise Fund) | Environmental, Social, and/or Governance Investing Risk [Member]
Environmental, Social, and/or Governance Investing Risk
The use of environmental, social, and/or governance (“ESG”) considerations by  the sub-advisor may cause the Fund to make different investments than funds that have a similar investment style but do not incorporate such considerations in their strategy. As with the use of any investment considerations involved in investment decisions, there is no guarantee that the use of any ESG investment considerations will result in the selection of issuers that will outperform other issuers or help reduce risk in the Fund. The Fund may underperform funds that do not incorporate these considerations or incorporate different ESG considerations. Although the  sub-advisor has established its own process to oversee ESG integration in accordance with the Fund’s strategies, successful integration of ESG factors will depend on the  sub-advisor’s skill in researching, identifying, and applying these factors, as well as on the availability of relevant data. The sub-advisor may use ESG research and/or ratings information provided by one or more third parties in performing this analysis and considering ESG risks. The regulatory landscape with respect to ESG investing in the United States is evolving and any future rules or regulations may require the Fund to change its investment process with respect to the integration of ESG factors.

(American Beacon Ninety One Funds - Classes Y, R6 and R5) | (American Beacon Ninety One Global Franchise Fund) | Equity Investments Risk [Member]
Equity Investments Risk
Equity securities represent ownership interests in companies and are subject to investment risk, issuer risk and market risk. In general, the values of stocks and other equity securities fluctuate, and sometimes widely fluctuate, in response to changes in a company’s financial condition as well as general market, economic and political conditions and other factors. The Fund may experience a significant or complete loss on its investment in an equity security. In addition, stock prices may be particularly sensitive to rising interest rates, which increase borrowing costs and the costs of capital.  The Fund may invest in the following equity securities, which may expose the Fund to the following additional risks:
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Common Stock Risk. The value of a company’s common stock may fall as a result of factors affecting the company, companies in the same industry or sector, or the financial markets overall. Common stock generally is subordinate to preferred stock upon the liquidation or bankruptcy of the issuing company.

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Depositary Receipts Risk. Depositary receipts are subject to certain of the risks associated with investing directly in foreign securities, including, but not limited to, currency exchange rate fluctuations, political and financial instability in the home country of a particular depositary receipt, less liquidity, more volatility, less government regulation and supervision and delays in transaction settlement.

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U.S. Dollar-Denominated Foreign Stocks Traded on U.S. Exchanges Risk. Foreign (non-U.S.) companies that list their stocks on U.S. exchanges may be exempt from certain accounting and corporate governance standards that apply to U.S. companies that list on the same exchange. Performance of these stocks can be impacted by political and financial instability in the home country of a particular foreign company, and delisting of these stocks could impact the  Fund‘s ability to transact in such securities and could significantly impact their liquidity and market price.

(American Beacon Ninety One Funds - Classes Y, R6 and R5) | (American Beacon Ninety One Global Franchise Fund) | Foreign Investing Risk [Member]
Foreign Investing Risk
Non-U.S. investments carry potential risks not associated with U.S. investments. Such risks may include, but are not limited to: (1) currency exchange rate fluctuations, (2) political and financial instability, (3) less liquidity, (4) lack of uniform accounting, auditing, recordkeeping and financial reporting standards, (5) greater volatility, (6) different government regulation and supervision of foreign stock exchanges, brokers and listed companies, and (7) delays or failures in transaction payment and settlement in some foreign markets. Additionally, trading in foreign markets generally involves higher transaction costs than trading in U.S. markets. The Fund’s investment in a foreign issuer may subject the Fund to regulatory, political, currency, security, economic and other risks associated with that country, including tariffs, trade disputes and sanctions. Global economic and financial markets have become increasingly interconnected and conditions (including recent volatility, terrorism, war and political instability) and events (including natural disasters) in one country, region or financial market may adversely impact issuers in a different country, region or financial market.

(American Beacon Ninety One Funds - Classes Y, R6 and R5) | (American Beacon Ninety One Global Franchise Fund) | Franchise Investing Risk
Franchise Investing Risk
Franchise companies may be adversely affected by, among other factors, changes in the worldwide economy, consumer spending, competition, demographics and consumer preferences, government regulation and economic conditions both individually and across an industry. As a result of its investments in franchise companies, the Fund may be negatively impacted to a greater extent than if the Fund’s assets were invested more broadly in a number of types of companies.

(American Beacon Ninety One Funds - Classes Y, R6 and R5) | (American Beacon Ninety One Global Franchise Fund) | Geographic Concentration Risk [Member]
Geographic Concentration Risk
From time to time, based on market or economic conditions, the Fund may invest a significant portion of its assets in the securities of issuers located in, or with significant economic ties to, a single country or geographic region, which could increase the risk that economic, market, political, business, regulatory, diplomatic, social and environmental conditions in that particular country or geographic region may have a significant impact on the Fund’s performance. Investing in such a manner could cause the Fund’s performance to be more volatile than the performance of more geographically diverse funds. A decline in the economies or financial markets of one country or region may adversely affect the economies or financial markets of another.
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European Securities Risk. The Fund’s performance may be affected by political, social and economic conditions in Europe, such as growth of economic output (the gross national product of the countries in the region), the rate of inflation, the rate at which capital is reinvested into European economies, the success of governmental actions to reduce budget deficits, the resource self-sufficiency of European countries, the monetary exchange rates between European countries, and conflict between European countries. The European financial markets have experienced and may continue to experience volatility and adverse trends due to concerns relating to economic downturns; rising government debt levels and the possible default on government debt; national unemployment in several European countries; public health crises; political unrest; economic sanctions; inflation; energy crises; and war and military conflict, such as the Russian invasion of Ukraine. A default or debt restructuring by any European country could adversely impact holders of that country’s debt and sellers of credit default swaps linked to that country’s creditworthiness, which may be located in other countries. Such a default or debt restructuring could affect exposures to European countries. In addition, issuers have faced difficulties obtaining credit or refinancing existing obligations, and financial markets have experienced extreme volatility and declines in asset values and liquidity. These events have affected the exchange rate of the Euro and may continue to significantly affect European countries.

Responses to financial problems by European governments, central banks, and others, including austerity measures and other reforms, may not produce the desired results, may result in social unrest and may limit future growth and economic recovery or may have unintended consequences. The Fund makes investments in securities of issuers that are domiciled in member states of the European Union (the “EU”). The economies and markets of European countries are often closely connected and interdependent, and events in one country in Europe can have an adverse impact on other European countries. One or more countries may abandon the Euro and/or withdraw from the EU. The impact of these actions, especially if they occur in a disorderly fashion, could be significant and far-reaching. The United Kingdom’s withdrawal from the EU could be an indication that one or more other countries may withdraw from the EU and/or abandon the Euro. These events and actions have affected, and may in the future affect, the value and exchange rate of the Euro and may continue to significantly affect the economies of every country in Europe, including countries that do not use the Euro and non-EU member states.

The continuing effects on the economies of European countries of the Russia/Ukraine war and Russia’s response to sanctions imposed by the  U.S., EU, UK and others, are impossible to predict, but have been and could continue to be significant. For example, exports in Eastern Europe have been disrupted for certain key commodities, pushing commodity prices to record highs. Also, both wholesale energy prices and energy prices charged to consumers in Europe have increased significantly.

(American Beacon Ninety One Funds - Classes Y, R6 and R5) | (American Beacon Ninety One Global Franchise Fund) | Growth Companies Risk [Member]
Growth Companies Risk
Growth companies are expected to increase their earnings at a certain rate. When these expectations are not met or decrease, the prices of these stocks may decline, sometimes sharply, even if earnings showed an absolute increase. The Fund’s investments in growth companies may be more sensitive to company earnings and more volatile than the market in general primarily because their stock prices are based heavily on future expectations. If an assessment of the prospects for a company’s growth is incorrect, then the price of the company’s stock may fall or not approach the value placed on it. Growth company stocks may also lack the dividend yield that can cushion stock price declines in market downturns.

(American Beacon Ninety One Funds - Classes Y, R6 and R5) | (American Beacon Ninety One Global Franchise Fund) | Investment Risk [Member]
Investment Risk
An investment in the Fund is not a deposit with a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. When you sell your shares of the Fund, they could be worth less than what you paid for them. Therefore, you may lose money by investing in the Fund.

(American Beacon Ninety One Funds - Classes Y, R6 and R5) | (American Beacon Ninety One Global Franchise Fund) | Issuer Risk [Member]
Issuer Risk
The value of, and/or the return generated by, a security may decline for a number of reasons that directly relate to the issuer, such as management performance, financial leverage and reduced demand for the issuer’s goods or services, as well as the historical and prospective earnings of the issuer and the value of its assets.

(American Beacon Ninety One Funds - Classes Y, R6 and R5) | (American Beacon Ninety One Global Franchise Fund) | Large-Capitalization Companies Risk [Member]
Large-Capitalization Companies Risk
The securities of large market capitalization companies may underperform other segments of the market because such companies may be less responsive to competitive challenges and opportunities and, at times, such companies may be out of favor with investors. Many larger-capitalization companies also may be unable to attain the high growth rates of successful smaller companies, especially during periods of economic expansion.

(American Beacon Ninety One Funds - Classes Y, R6 and R5) | (American Beacon Ninety One Global Franchise Fund) | Market Risk [Member]
Market Risk
The Fund is subject to the risk that the securities markets will move down, sometimes rapidly and unpredictably, based on overall economic conditions and other factors, which may negatively affect the Fund’s performance. Equity securities generally have greater price volatility than fixed-income securities, although under certain market conditions fixed-income securities may have comparable or greater price volatility. During a general downturn in the securities markets, multiple assets may decline in value simultaneously. Prices in many financial markets have increased significantly over the last decade, but there have also been periods of adverse market and financial developments and cyclical change during that timeframe, which have resulted in unusually high levels of volatility in domestic and foreign financial markets that has caused losses for investors and may occur again in the future. The value of a security may decline due to adverse issuer-specific conditions, general market conditions unrelated to a particular issuer, such as changes in interest or inflation rates, or factors that affect a particular industry or industries. Changes in the financial condition of a single issuer or market segment also can impact the market as a whole. Geopolitical and other events, including war, terrorism, economic uncertainty, trade disputes, pandemics, public health crises, natural disasters and related events have led, and in the future may continue to lead, to instability in world economies and markets generally and reduced liquidity in equity, credit and fixed-income markets, which may disrupt economies and markets and adversely affect the value of your investment. Changes in value may be temporary or may last for extended periods.
Policy changes by the U.S. government and/or Federal Reserve and political events within the U.S. and abroad, such as changes in the U.S. presidential administration and Congress, the U.S. government’s inability at times to agree on a long-term budget and deficit reduction plan, the threat or occurrence of a federal government shutdown and threats or the occurrence of a failure to increase the federal government’s debt limit, which could result in a default on the government’s obligations, may affect investor and consumer confidence and may adversely impact financial markets and the broader economy, perhaps suddenly and to a significant degree.
Markets and market participants are increasingly reliant upon both publicly available and proprietary information data systems. Data imprecision, software or other technology malfunctions, programming inaccuracies, unauthorized use or access, and similar circumstances may impair the performance of these systems and may have an adverse impact upon a single issuer, a group of issuers, or the market at large.
The financial markets generally move in cycles, with periods of rising prices followed by periods of declining prices. The value of your investment may reflect these fluctuations.
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Recent Market Events Risk. Both U.S. and international markets have experienced significant volatility in recent months and years. As a result of such volatility, investment returns may fluctuate significantly. Moreover, the risks discussed herein associated with an investment in the Fund may be increased.
Although interest rates were unusually low in the  U.S. and abroad for a period of time, in 2022, the U.S. Federal Reserve (the “Federal Reserve”) and certain foreign central banks began to raise interest rates as part of their efforts to address rising inflation. The Federal Reserve and certain foreign central banks have started to lower interest rates, though economic or other factors, such as inflation, could stop such changes. It is difficult to accurately predict the pace at which interest rates might change, the timing, frequency or magnitude of any such changes in interest rates, or when such changes might stop or again reverse course. Additionally, various economic and political factors could cause the Federal Reserve or foreign central banks to change their approach in the future and such actions may result in an economic slowdown in the U.S. and abroad. Unexpected changes in interest rates could lead to significant market volatility or reduce liquidity in certain sectors of the market. Deteriorating economic fundamentals may, in turn, increase the risk of default or insolvency of particular issuers, negatively impact market value, cause credit spreads to widen, and reduce bank balance sheets. Any of these could cause an increase in market volatility, reduce liquidity across various markets or decrease confidence in the markets. High public debt in the U.S. and other countries creates ongoing systemic and market risks and policymaking uncertainty. There is no assurance that the U.S. Congress will act to raise the nation’s debt ceiling; a failure to do so could cause market turmoil and substantial investment risks that cannot be fully predicted. Unexpected political, regulatory and diplomatic events within the U.S. and abroad may affect investor and consumer confidence and may adversely impact financial markets and the broader economy.
Some countries, including the U.S., have adopted more protectionist trade policies. Slowing global economic growth, imposition of tariffs and resulting impacts on global prices and supply chains; the rise in protectionist trade policies, inflationary pressures, changes to some major international trade agreements, risks associated with trade negotiations between countries and regions, including the U.S. and certain foreign nations, political or economic dysfunction within some nations, including the U.S., and dramatic changes in commodity and currency prices could have adverse effects that cannot be foreseen at the present time. In addition, if the U.S. dollar continues to be strong, it may decrease foreign demand for U.S. assets, which could have a negative impact on certain issuers and/or industries.
Tensions, war, or open conflict between nations, such as between Russia and Ukraine, in the Middle East or in eastern Asia could affect the economies of many nations, including the United States. The duration of ongoing hostilities in the Middle East and between Russia and Ukraine, and any sanctions and related events cannot be predicted. Those events present material uncertainty and risk with respect to markets globally and the performance of the Fund and its investments or operations could be negatively impacted.
Regulators in the  U.S. have adopted a number of changes to regulations involving the markets and issuers, some of which apply to the Fund. The full effect of various newly adopted regulations is not currently known. Certain of these changes could limit the Fund’s ability to pursue its investment strategies or make certain investments, or may make it more costly for the Fund to operate, which may impact performance.  Additionally, it is possible that recently adopted regulations could be further revised or rescinded, which creates material uncertainty on their impact to the Fund.
Economists and others have expressed increasing concern about the potential effects of global climate change on property and security values. Certain issuers, industries and regions may be adversely affected by the impacts of climate change in ways that cannot be foreseen, including on the demand for and the development of goods and services and related production costs, and the impacts of legislation, regulation and international accords related to climate change, as well as any indirect consequences of regulation or business trends driven by climate change.

(American Beacon Ninety One Funds - Classes Y, R6 and R5) | (American Beacon Ninety One Global Franchise Fund) | Market Timing Risk [Member]
Market Timing Risk
The Fund is subject to the risk of market timing activities by investors due to the nature of the Fund’s investments, which requires the Fund, in certain instances, to fair value certain of its investments. Some investors may engage in frequent short-term trading in the Fund to take advantage of any price differentials that may be reflected in the net asset value (“NAV”) of the Fund’s shares. Frequent trading by Fund shareholders poses risks to other shareholders in the Fund, including (i) the dilution of the Fund’s NAV, (ii) an increase in the Fund’s expenses, and (iii) interference with the ability to execute efficient investment strategies.

(American Beacon Ninety One Funds - Classes Y, R6 and R5) | (American Beacon Ninety One Global Franchise Fund) | Mid-Capitalization Companies Risk [Member]
Mid-Capitalization Companies Risk
Investing in the securities of mid-capitalization companies involves greater risk and the possibility of greater price volatility, which at times can be rapid and unpredictable, than investing in larger-capitalization and more established companies. Since mid-capitalization companies may have narrower commercial markets and more limited operating history, product lines, and managerial and financial resources than larger, more established companies, the securities of these companies may lack sufficient market liquidity, and they can be particularly sensitive to changes in overall economic conditions, interest rates, borrowing costs and earnings.

(American Beacon Ninety One Funds - Classes Y, R6 and R5) | (American Beacon Ninety One Global Franchise Fund) | Other Investment Companies Risk [Member]
Other Investment Companies Risk
To the extent that the Fund invests in shares of other registered investment companies, the Fund will indirectly bear the fees and expenses charged by those investment companies in addition to the Fund’s direct fees and expenses. To the extent the Fund invests in other investment companies that invest in equity securities, fixed-income securities and/or foreign securities, or that track an index, the Fund is subject to the risks associated with the underlying investments held by the investment company or the index fluctuations to which the investment company is subject. The Fund will be subject to the risks associated with investments in those companies, including but not limited to the following:
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Government Money Market Funds Risk. Investments in government money market funds are subject to interest rate risk, credit risk, and market risk. Interest rate risk is the risk that rising interest rates could cause the value of such an investment to decline.   Credit risk is the risk that the issuer, guarantor or insurer of an obligation, or the  counterparty to a transaction, may fail or become less able or unwilling, to make timely payment of interest or principal or otherwise honor its obligations, or that it may default completely.

(American Beacon Ninety One Funds - Classes Y, R6 and R5) | (American Beacon Ninety One Global Franchise Fund) | Redemption Risk [Member]
Redemption Risk
The Fund may experience periods of high levels of redemptions that could cause the Fund to sell assets at inopportune times or at a loss or depressed value. Heavy redemptions could hurt the Fund’s performance. The sale of assets to meet redemption requests may create net capital gains, which could cause the Fund to have to distribute substantial capital gains. Redemption risk is greater to the extent that one or more investors or intermediaries control a large percentage of investments in the Fund. In addition, redemption risk is heightened during periods of declining or illiquid markets. During periods of heavy redemptions, the Fund may borrow funds through the interfund credit facility or from a bank line of credit, which may increase costs.

(American Beacon Ninety One Funds - Classes Y, R6 and R5) | (American Beacon Ninety One Global Franchise Fund) | Sector Risk [Member]
Sector Risk
When the Fund focuses its investments in certain sectors of the economy, its performance could fluctuate more widely than if the Fund were invested more evenly across sectors. Issuers in the same economic sector may be similarly affected by economic or market events, making the Fund more vulnerable to unfavorable developments in that economic sector than funds that invest more broadly. Additionally, individual sectors may be more volatile, and may perform differently, than the broader market. As the Fund’s portfolio changes over time, the Fund’s exposure to a particular sector may become higher or lower.
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Information Technology Sector Risk. The Information Technology sector includes companies engaged in software and services, technology hardware and storage peripherals, electronic equipment and components, and semiconductors and semiconductor equipment. Information technology companies face intense competition, both domestically and internationally, which may have an adverse effect on profit margins. Information technology companies may have limited product lines, markets, financial resources or personnel. The products of information technology companies may face rapid product obsolescence due to technological developments and frequent new product introduction, unpredictable changes in growth rates and competition for the services of qualified personnel. Failure to introduce new products, develop and maintain a loyal customer base or achieve general market acceptance for their products could have a material adverse effect on a company’s business. Companies in the Information Technology sector also may be subject to increased government scrutiny or adverse government or regulatory action. Additionally, companies in the Information Technology sector are heavily dependent on intellectual property and the loss of patent, copyright or trademark protections may adversely affect the profitability of these companies. The market prices of information technology-related securities tend to exhibit a greater degree of market risk and sharp price fluctuations than other types of securities. These securities may fall in and out of favor with investors rapidly, which may cause sudden selling and dramatically lower market prices.

(American Beacon Ninety One Funds - Classes Y, R6 and R5) | (American Beacon Ninety One Global Franchise Fund) | Securities Lending Risk [Member]
Securities Lending Risk
To the extent the Fund lends its securities, it may be subject to the following risks: (i) the securities in which the Fund reinvests cash collateral may decrease in value, causing the Fund to incur a loss, or may not perform sufficiently to cover the Fund’s payment to the borrower of a pre-negotiated fee or “rebate” for the use of that cash collateral in connection with the loan; (ii) non-cash collateral may decline in value, resulting in the Fund becoming under-secured; (iii) delays may occur in the recovery of loaned securities from borrowers, which could result in the Fund being unable to vote proxies or settle transactions or cause the Fund to incur increased costs; and (iv) if the borrower becomes subject to insolvency or similar proceedings, the Fund could incur delays in its ability to enforce its rights in its collateral.

(American Beacon Ninety One Funds - Classes Y, R6 and R5) | (American Beacon Ninety One Global Franchise Fund) | Securities Selection Risk [Member]
Securities Selection Risk
Securities selected for the Fund may not perform to expectations. This could result in the Fund’s underperformance compared to its performance index(es), or other funds with similar investment objectives or strategies.

(American Beacon Ninety One Funds - Classes Y, R6 and R5) | (American Beacon Ninety One Global Franchise Fund) | Valuation Risk [Member]
Valuation Risk
Certain of the Fund’s assets may be valued at a price different from the price at which they can be sold. This risk may be especially pronounced for investments that are illiquid or may become illiquid, or securities that trade in relatively thin markets and/or markets that experience extreme volatility. The valuation of the Fund’s investments in an accurate and timely manner may be impacted by technological issues and/or errors by third party service providers, such as pricing services or accounting agents.

(American Beacon Ninety One Funds - Classes Y, R6 and R5) | (American Beacon Ninety One Global Franchise Fund) | Value Stocks Risk [Member]
Value Stocks Risk
Value stocks are subject to the risk that their intrinsic or full value may never be realized by the market, that a stock judged to be undervalued may be appropriately priced, or that their prices may decline. Although value stocks tend to be inexpensive relative to their earnings, they can continue to be inexpensive for long periods of time. The Fund’s investments in value stocks seek to limit potential downside price risk over time; however, value stock prices still may decline substantially. In addition, the Fund may produce more modest gains as a trade-off for this potentially lower risk. The Fund’s investment in value stocks could cause the Fund to underperform funds that use a growth or non-value approach to investing or have a broader investment style.

(American Beacon Ninety One Funds - Classes Y, R6 and R5) | (American Beacon Ninety One International Franchise Fund)
Investment Objective
The Fund’s investment objective is long-term capital growth.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below. More information  is available from your financial professional and in “Choosing Your Share Class” on page 26 of the Prospectus.

Shareholder Fees (fees paid directly from your investment)
Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same, except that the Example reflects the fee waiver/expense reimbursement arrangement for each share class through November 30, 2027. Although your actual costs may be higher or lower, based on these assumptions, whether you redeem or hold your shares, your costs would be:

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or ‘‘turns over’’ its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the Example, affect the Fund’s performance. The Predecessor Fund’s portfolio turnover rate for the fiscal year ended October 31, 2024 was 8% of the average value of the Predecessor Fund’s portfolio.

Principal Investment Strategies
Under normal circumstances, the Fund invests at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in securities of companies that the sub-advisor believes have recognized franchise or brand value. Companies with recognized franchise or brand value are those that the sub-advisor  believes have: enduring competitive advantages, dominant market positions in stable growing industries, low sensitivity to the economic and market cycle, healthy balance sheets and low capital intensity, and sustainable cash generation and effective capital allocation.
Under normal circumstances, the Fund invests in at least three countries, and invests at least 40% of its total assets in securities of  non-U.S. companies. If conditions are not favorable, the Fund will invest at least 30% of its total assets in securities of non-U.S. companies. The Fund considers a company to be a non-U.S. company if: (i) at least 50% of the company’s assets are located outside of the U.S.; (ii) at least 50% of the company’s revenue is generated outside of the U.S.; (iii) the company is organized or maintains its principal place of business outside of the U.S.; or (iv) the company’s securities are traded principally outside of the U.S. The Fund may invest in companies located in both developed and emerging market countries.
The equity securities in which the Fund invests are primarily common stocks, but may also include American Depositary Receipts (“ADRs”), European Depositary Receipts (“EDRs”) and Global Depositary Receipts (“GDRs” and, together with ADRs and EDRs, “Depositary Receipts”), and U.S. dollar-denominated foreign stocks traded on U.S. exchanges. The Fund’s investments in equity securities may be denominated in foreign currencies, and the Fund may invest directly in foreign currencies. Although the Fund may invest in securities of companies with any market capitalization, the Fund generally invests in medium and large capitalization companies. The securities of companies held by the Fund may exhibit characteristics of either value stocks or growth stocks during the time they are held by the Fund. The Fund typically invests in securities of approximately 25-40 companies.
In selecting investments for the Fund, the sub-advisor uses a fundamental research process to seek to identify companies that have key characteristics focusing on return on capital, growth, cash flow and valuation relative to other international stocks.
The sub-advisor will consider whether to sell an investment using the same fundamental research process it uses to identify potential purchases. The sub-advisor may sell a security for a variety of reasons such as because it becomes overvalued or shows deteriorating fundamentals, or to invest in a company believed by the sub-advisor to offer superior investment opportunities.
The sub-advisor’s investment process incorporates environmental, social and/or governance (“ESG”) analysis as a consideration in the assessment of potential portfolio investments. However, as ESG information is just one investment consideration, ESG considerations are not solely determinative in any investment decision made. In addition, the sub-advisor does not use ESG considerations to limit, restrict or otherwise exclude companies or sectors from the Fund’s investment universe. The sub-advisor may use ESG research and/or ratings information provided by one or more third parties in performing this analysis and considering ESG risks.
Although the Fund seeks investments across a number of sectors, from time to time, the Fund may have significant positions in particular sectors, including the Information Technology sector. However, as the sector composition of the Fund’s portfolio changes over time, the Fund’s exposure to the Information Technology sector may be lower at a future date, and the Fund’s exposure to other market sectors may be higher.
The Fund may have significant exposure to issuers located in, or with economic ties to, Europe and the Pacific Basin (which includes, among others, Japan, Australia, Taiwan and Hong Kong). However, as the geographic composition of the Fund’s portfolio changes over time, the Fund’s exposure to Europe and/or the Pacific Basin may decline, and the Fund’s exposure to other geographic areas may increase.
The Fund is non-diversified, which means that it may invest a high percentage of its assets in a limited number of issuers.
The Fund may invest cash balances in other investment companies, including a government money market fund advised by the Manager, with respect to which the Manager receives a management fee. The Fund may seek to earn additional income by lending its securities to certain qualified broker-dealers and institutions.

Principal Risks
The bar chart and table below provide an indication of risk by showing changes in the Fund’s performance over time. The bar chart shows how the Fund’s performance has varied from year to year. The table shows how the Fund’s average annual total returns compare to a broad-based securities market index, for the periods indicated. The Fund acquired the Ninety One International Franchise Fund, a series of The Advisors’ Inner Circle Fund III (“Predecessor Fund”), in a reorganization that closed on November 15, 2024. In connection with that reorganization, the R5 Class shares of the Fund have adopted the performance history and financial statements of the I Shares of the Predecessor Fund. The bar chart and the table below show the performance of the Fund’s R5 Class shares for all periods.   In the bar chart and table below, the performance of the Fund’s R5 Class shares for periods prior to November 18, 2024 reflects the returns of the I Shares of the Predecessor Fund.
The Y Class and R6 Class shares of the Fund began operations on November 18, 2024. In the table below, the performance of the  Y Class and R6 Class shares for periods prior to November 18, 2024 reflects the returns of the I Shares of the Predecessor Fund. The Y Class and R6 Class shares would have had similar annual returns to the I Shares of the Predecessor Fund because the shares of each class represent investments in the same portfolio securities. However, the I Shares of the Predecessor Fund had different expenses than the Y Class and R6 Class shares, which would affect performance. To the extent that the I Shares of the Predecessor Fund had lower expenses than a newer share class of the Fund, the performance of the I Shares of the Predecessor Fund would likely have been higher than the performance the newer share class would have realized during the same period. The performance of the Y Class and R6 Class shares shown in the table has not been adjusted for differences in operating expenses between those share classes and the I Shares of the Predecessor Fund.
You may obtain updated performance information on the Fund’s website at  www.americanbeaconfunds.com. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

Calendar year total returns for R5 Class Shares. Year Ended 12/31
Highest Quarterly Return: 13.12% 4th Quarter 2022 01/01/2022 Through 12/31/2024 Lowest Quarterly Return: -11.17% 2nd Quarter 2022 01/01/2022 Through 12/31/2024
Average annual total returns for periods ended December 31, 2024
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local income taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The return after taxes on distributions and sale of Fund shares may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period. If you are a tax-exempt entity or hold your Fund shares through a tax-deferred arrangement, such as an  individual retirement account (“IRA”) or a 401(k) plan, the after-tax returns do not apply to your situation. After-tax returns are shown only for R5 Class shares of the Fund; after-tax returns for other share classes will vary.

(American Beacon Ninety One Funds - Classes Y, R6 and R5) | (American Beacon Ninety One International Franchise Fund) | Risk Lose Money [Member]
There is no assurance that the Fund will achieve its investment objective, and you could lose part or all of your investment in the Fund.
(American Beacon Ninety One Funds - Classes Y, R6 and R5) | (American Beacon Ninety One International Franchise Fund) | Risk Not Insured Depository Institution [Member]
An investment in the Fund is not a deposit with a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
(American Beacon Ninety One Funds - Classes Y, R6 and R5) | (American Beacon Ninety One International Franchise Fund) | Risk Nondiversified Status [Member]
Non-Diversification Risk
The Fund is non-diversified, which means it may focus its investments in the securities of a comparatively small number of issuers. Investments in securities of a limited number of issuers exposes the Fund to greater market risk, price volatility and potential losses than if assets were diversified among the securities of a greater number of issuers.   Because the Fund may have a focused portfolio of fewer companies than other funds, including both diversified and non-diversified funds, the increase or decrease of the value of a single investment may have a greater impact on the Fund’s net asset value (“NAV”) and total return when compared to other funds.

(American Beacon Ninety One Funds - Classes Y, R6 and R5) | (American Beacon Ninety One International Franchise Fund) | Currency Risk [Member]
Currency Risk
The Fund may have exposure to foreign currencies. Foreign currencies may fluctuate significantly over short periods of time, may be affected unpredictably by intervention, or the failure to intervene, of the  U.S. or foreign governments or central banks, and may be affected by currency controls or political developments in the U.S. or abroad. Foreign currencies may also decline in value relative to the U.S. dollar and other currencies and thereby affect the Fund’s investments.

(American Beacon Ninety One Funds - Classes Y, R6 and R5) | (American Beacon Ninety One International Franchise Fund) | Cybersecurity and Operational Risk [Member]
Cybersecurity and Operational Risk
Operational risks arising from, among other problems, human errors, systems and technology disruptions or failures, or cybersecurity incidents may negatively impact the Fund, its service providers and third-party fund distribution platforms, including the ability of shareholders to transact in the Fund’s shares, and result in financial losses. Cybersecurity incidents may allow an unauthorized party to gain access to Fund assets, shareholder data, or proprietary information, or cause the Fund or its service providers, as well as securities trading venues and their service providers, to suffer data corruption or lose operational functionality. Cybersecurity incidents can result from deliberate attacks or unintentional events. It is not possible for the Fund or its service providers to identify all of the operational risks that may affect the Fund or to develop processes and controls to completely eliminate or mitigate their occurrence or effects. The Fund cannot control the cybersecurity and operational plans and systems of its service providers, its counterparties or the issuers of securities in which the Fund invests. The issuers of the Fund’s investments are likely to be dependent on computers for their operations and require ready access to their data and the internet to conduct their business. Thus, cybersecurity incidents could also affect issuers of the Fund’s investments, leading to significant loss of value.

(American Beacon Ninety One Funds - Classes Y, R6 and R5) | (American Beacon Ninety One International Franchise Fund) | Emerging Markets Risk [Member]
Emerging Markets Risk
When investing in emerging markets, the risks of investing in foreign securities are heightened. Emerging markets are generally smaller, less developed, less liquid and more volatile than the securities markets of the U.S. and other developed markets. There are also risks of: greater political or economic uncertainties; an economy’s dependence on revenues from particular commodities or on international aid or development assistance; currency transfer restrictions; a limited number of potential buyers for such securities resulting in increased volatility and limited liquidity for emerging market securities; trading suspensions and other restrictions on investment; delays and disruptions in securities clearing and settlement procedures; and significant limitations on investor rights and recourse. The governments of emerging market countries may also be more unstable and more likely to impose capital controls, nationalize a company or industry, place restrictions on foreign ownership and on withdrawing sale proceeds of securities from the country, intervene in the financial markets, and/or impose burdensome taxes that could adversely affect security prices. In addition, there may be less publicly available information about issuers in emerging markets than would be available about issuers in more developed capital markets, and such issuers may not be subject to accounting, auditing, financial reporting and recordkeeping standards and requirements comparable to those to which U.S. companies are subject.

(American Beacon Ninety One Funds - Classes Y, R6 and R5) | (American Beacon Ninety One International Franchise Fund) | Environmental, Social, and/or Governance Investing Risk [Member]
Environmental, Social, and/or Governance Investing Risk
The use of environmental, social, and/or governance (“ESG”) considerations by  the sub-advisor may cause the Fund to make different investments than funds that have a similar investment style but do not incorporate such considerations in their strategy. As with the use of any investment considerations involved in investment decisions, there is no guarantee that the use of any ESG investment considerations will result in the selection of issuers that will outperform other issuers or help reduce risk in the Fund. The Fund may underperform funds that do not incorporate these considerations or incorporate different ESG considerations. Although the  sub-advisor has established its own process to oversee ESG integration in accordance with the Fund’s strategies, successful integration of ESG factors will depend on the  sub-advisor’s skill in researching, identifying, and applying these factors, as well as on the availability of relevant data. The sub-advisor may use ESG research and/or ratings information provided by one or more third parties in performing this analysis and considering ESG risks. The regulatory landscape with respect to ESG investing in the United States is evolving and any future rules or regulations may require the Fund to change its investment process with respect to the integration of ESG factors.

(American Beacon Ninety One Funds - Classes Y, R6 and R5) | (American Beacon Ninety One International Franchise Fund) | Equity Investments Risk [Member]
Equity Investments Risk
Equity securities represent ownership interests in companies and are subject to investment risk, issuer risk and market risk. In general, the values of stocks and other equity securities fluctuate, and sometimes widely fluctuate, in response to changes in a company’s financial condition as well as general market, economic and political conditions and other factors. The Fund may experience a significant or complete loss on its investment in an equity security. In addition, stock prices may be particularly sensitive to rising interest rates, which increase borrowing costs and the costs of capital.  The Fund may invest in the following equity securities, which may expose the Fund to the following additional risks:
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Common Stock Risk. The value of a company’s common stock may fall as a result of factors affecting the company, companies in the same industry or sector, or the financial markets overall. Common stock generally is subordinate to preferred stock upon the liquidation or bankruptcy of the issuing company.

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Depositary Receipts Risk. Depositary receipts are subject to certain of the risks associated with investing directly in foreign securities, including, but not limited to, currency exchange rate fluctuations, political and financial instability in the home country of a particular depositary receipt, less liquidity, more volatility, less government regulation and supervision and delays in transaction settlement.

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U.S. Dollar-Denominated Foreign Stocks Traded on U.S. Exchanges Risk. Foreign (non-U.S.) companies that list their stocks on U.S. exchanges may be exempt from certain accounting and corporate governance standards that apply to U.S. companies that list on the same exchange. Performance of these stocks can be impacted by political and financial instability in the home country of a particular foreign company, and delisting of these stocks could impact the  Fund‘s ability to transact in such securities and could significantly impact their liquidity and market price.

(American Beacon Ninety One Funds - Classes Y, R6 and R5) | (American Beacon Ninety One International Franchise Fund) | Foreign Investing Risk [Member]
Foreign Investing Risk
Non-U.S. investments carry potential risks not associated with U.S. investments. Such risks may include, but are not limited to: (1) currency exchange rate fluctuations, (2) political and financial instability, (3) less liquidity, (4) lack of uniform accounting, auditing, recordkeeping and financial reporting standards, (5) greater volatility, (6) different government regulation and supervision of foreign stock exchanges, brokers and listed companies, and (7) delays or failures in transaction payment and settlement in some foreign markets. Additionally, trading in foreign markets generally involves higher transaction costs than trading in U.S. markets. The Fund’s investment in a foreign issuer may subject the Fund to regulatory, political, currency, security, economic and other risks associated with that country, including tariffs, trade disputes and sanctions. Global economic and financial markets have become increasingly interconnected and conditions (including recent volatility, terrorism, war and political instability) and events (including natural disasters) in one country, region or financial market may adversely impact issuers in a different country, region or financial market.

(American Beacon Ninety One Funds - Classes Y, R6 and R5) | (American Beacon Ninety One International Franchise Fund) | Franchise Investing Risk
Franchise Investing Risk
Franchise companies may be adversely affected by, among other factors, changes in the worldwide economy, consumer spending, competition, demographics and consumer preferences, government regulation and economic conditions both individually and across an industry. As a result of its investments in franchise companies, the Fund may be negatively impacted to a greater extent than if the Fund’s assets were invested more broadly in a number of types of companies.

(American Beacon Ninety One Funds - Classes Y, R6 and R5) | (American Beacon Ninety One International Franchise Fund) | Geographic Concentration Risk [Member]
Geographic Concentration Risk
From time to time, based on market or economic conditions, the Fund may invest a significant portion of its assets in the securities of issuers located in, or with significant economic ties to, a single country or geographic region, which could increase the risk that economic, market, political, business, regulatory, diplomatic, social and environmental conditions in that particular country or geographic region may have a significant impact on the Fund’s performance. Investing in such a manner could cause the Fund’s performance to be more volatile than the performance of more geographically diverse funds. A decline in the economies or financial markets of one country or region may adversely affect the economies or financial markets of another.
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European Securities Risk. The Fund’s performance may be affected by political, social and economic conditions in Europe, such as growth of economic output (the gross national product of the countries in the region), the rate of inflation, the rate at which capital is reinvested into European economies, the success of governmental actions to reduce budget deficits, the resource self-sufficiency of European countries, the monetary exchange rates between European countries, and conflict between European countries. The European financial markets have experienced and may continue to experience volatility and adverse trends due to concerns relating to economic downturns; rising government debt levels and the possible default on government debt; national unemployment in several European countries; public health crises; political unrest; economic sanctions; inflation; energy crises; and war and military conflict, such as the Russian invasion of Ukraine. A default or debt restructuring by any European country could adversely impact holders of that country’s debt and sellers of credit default swaps linked to that country’s creditworthiness, which may be located in other countries. Such a default or debt restructuring could affect exposures to European countries. In addition, issuers have faced difficulties obtaining credit or refinancing existing obligations, and financial markets have experienced extreme volatility and declines in asset values and liquidity. These events have affected the exchange rate of the Euro and may continue to significantly affect European countries.

Responses to financial problems by European governments, central banks, and others, including austerity measures and other reforms, may not produce the desired results, may result in social unrest and may limit future growth and economic recovery or may have unintended consequences. The Fund makes investments in securities of issuers that are domiciled in member states of the European Union (the “EU”). The economies and markets of European countries are often closely connected and interdependent, and events in one country in Europe can have an adverse impact on other European countries. One or more countries may abandon the Euro and/or withdraw from the EU. The impact of these actions, especially if they occur in a disorderly fashion, could be significant and far-reaching. The United Kingdom’s withdrawal from the EU could be an indication that one or more other countries may withdraw from the EU and/or abandon the Euro. These events and actions have affected, and may in the future affect, the value and exchange rate of the Euro and may continue to significantly affect the economies of every country in Europe, including countries that do not use the Euro and non-EU member states.

The continuing effects on the economies of European countries of the Russia/Ukraine war and Russia’s response to sanctions imposed by the  U.S., EU, UK and others, are impossible to predict, but have been and could continue to be significant. For example, exports in Eastern Europe have been disrupted for certain key commodities, pushing commodity prices to record highs. Also, both wholesale energy prices and energy prices charged to consumers in Europe have increased significantly.

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Pacific Basin Securities Risk. The Pacific Basin region includes countries in various stages of economic development. Many Pacific Basin countries are considered undeveloped or developing and may be subject to greater social, political and economic instability than is the case in the U.S. and Western European countries. In addition, the region has historically been prone to natural disasters, the occurrence of which could negatively impact the economy of any country in the region. The economies of most countries in this region are heavily dependent on international trade and are accordingly affected by protective trade barriers and the economic conditions of their trading partners. These economies may depend upon only a few industries and/or exports of primary commodities and, therefore, are vulnerable to changes in commodity prices. The securities markets in the Pacific Basin may be substantially smaller, less liquid and more volatile than the major securities markets in the U.S., which may affect the Fund’s ability to acquire or dispose of securities at the price and time it wishes. Changes in the value of those countries’ currencies against the U.S. dollar will result in corresponding changes in the U.S. dollar value of the Fund’s assets denominated in those currencies.

(American Beacon Ninety One Funds - Classes Y, R6 and R5) | (American Beacon Ninety One International Franchise Fund) | Growth Companies Risk [Member]
Growth Companies Risk
Growth companies are expected to increase their earnings at a certain rate. When these expectations are not met or decrease, the prices of these stocks may decline, sometimes sharply, even if earnings showed an absolute increase. The Fund’s investments in growth companies may be more sensitive to company earnings and more volatile than the market in general primarily because their stock prices are based heavily on future expectations. If an assessment of the prospects for a company’s growth is incorrect, then the price of the company’s stock may fall or not approach the value placed on it. Growth company stocks may also lack the dividend yield that can cushion stock price declines in market downturns.

(American Beacon Ninety One Funds - Classes Y, R6 and R5) | (American Beacon Ninety One International Franchise Fund) | Investment Risk [Member]
Investment Risk
An investment in the Fund is not a deposit with a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. When you sell your shares of the Fund, they could be worth less than what you paid for them. Therefore, you may lose money by investing in the Fund.

(American Beacon Ninety One Funds - Classes Y, R6 and R5) | (American Beacon Ninety One International Franchise Fund) | Issuer Risk [Member]
Issuer Risk
The value of, and/or the return generated by, a security may decline for a number of reasons that directly relate to the issuer, such as management performance, financial leverage and reduced demand for the issuer’s goods or services, as well as the historical and prospective earnings of the issuer and the value of its assets.

(American Beacon Ninety One Funds - Classes Y, R6 and R5) | (American Beacon Ninety One International Franchise Fund) | Large-Capitalization Companies Risk [Member]
Large-Capitalization Companies Risk
The securities of large market capitalization companies may underperform other segments of the market because such companies may be less responsive to competitive challenges and opportunities and, at times, such companies may be out of favor with investors. Many larger-capitalization companies also may be unable to attain the high growth rates of successful smaller companies, especially during periods of economic expansion.

(American Beacon Ninety One Funds - Classes Y, R6 and R5) | (American Beacon Ninety One International Franchise Fund) | Market Risk [Member]
Market Risk
The Fund is subject to the risk that the securities markets will move down, sometimes rapidly and unpredictably, based on overall economic conditions and other factors, which may negatively affect the Fund’s performance. Equity securities generally have greater price volatility than fixed-income securities, although under certain market conditions fixed-income securities may have comparable or greater price volatility. During a general downturn in the securities markets, multiple assets may decline in value simultaneously. Prices in many financial markets have increased significantly over the last decade, but there have also been periods of adverse market and financial developments and cyclical change during that timeframe, which have resulted in unusually high levels of volatility in domestic and foreign financial markets that has caused losses for investors and may occur again in the future. The value of a security may decline due to adverse issuer-specific conditions, general market conditions unrelated to a particular issuer, such as changes in interest or inflation rates, or factors that affect a particular industry or industries. Changes in the financial condition of a single issuer or market segment also can impact the market as a whole. Geopolitical and other events, including war, terrorism, economic uncertainty, trade disputes, pandemics, public health crises, natural disasters and related events have led, and in the future may continue to lead, to instability in world economies and markets generally and reduced liquidity in equity, credit and fixed-income markets, which may disrupt economies and markets and adversely affect the value of your investment. Changes in value may be temporary or may last for extended periods.
Policy changes by the U.S. government and/or Federal Reserve and political events within the U.S. and abroad, such as changes in the U.S. presidential administration and Congress, the U.S. government’s inability at times to agree on a long-term budget and deficit reduction plan, the threat or occurrence of a federal government shutdown and threats or the occurrence of a failure to increase the federal government’s debt limit, which could result in a default on the government’s obligations, may affect investor and consumer confidence and may adversely impact financial markets and the broader economy, perhaps suddenly and to a significant degree.
Markets and market participants are increasingly reliant upon both publicly available and proprietary information data systems. Data imprecision, software or other technology malfunctions, programming inaccuracies, unauthorized use or access, and similar circumstances may impair the performance of these systems and may have an adverse impact upon a single issuer, a group of issuers, or the market at large.
The financial markets generally move in cycles, with periods of rising prices followed by periods of declining prices. The value of your investment may reflect these fluctuations.
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Recent Market Events Risk. Both U.S. and international markets have experienced significant volatility in recent months and years. As a result of such volatility, investment returns may fluctuate significantly. Moreover, the risks discussed herein associated with an investment in the Fund may be increased.
Although interest rates were unusually low in the  U.S. and abroad for a period of time, in 2022, the U.S. Federal Reserve (the “Federal Reserve”) and certain foreign central banks began to raise interest rates as part of their efforts to address rising inflation. The Federal Reserve and certain foreign central banks have started to lower interest rates, though economic or other factors, such as inflation, could stop such changes. It is difficult to accurately predict the pace at which interest rates might change, the timing, frequency or magnitude of any such changes in interest rates, or when such changes might stop or again reverse course. Additionally, various economic and political factors could cause the Federal Reserve or foreign central banks to change their approach in the future and such actions may result in an economic slowdown in the U.S. and abroad. Unexpected changes in interest rates could lead to significant market volatility or reduce liquidity in certain sectors of the market. Deteriorating economic fundamentals may, in turn, increase the risk of default or insolvency of particular issuers, negatively impact market value, cause credit spreads to widen, and reduce bank balance sheets. Any of these could cause an increase in market volatility, reduce liquidity across various markets or decrease confidence in the markets. High public debt in the U.S. and other countries creates ongoing systemic and market risks and policymaking uncertainty. There is no assurance that the U.S. Congress will act to raise the nation’s debt ceiling; a failure to do so could cause market turmoil and substantial investment risks that cannot be fully predicted. Unexpected political, regulatory and diplomatic events within the U.S. and abroad may affect investor and consumer confidence and may adversely impact financial markets and the broader economy.
Some countries, including the U.S., have adopted more protectionist trade policies. Slowing global economic growth, imposition of tariffs and resulting impacts on global prices and supply chains; the rise in protectionist trade policies, inflationary pressures, changes to some major international trade agreements, risks associated with trade negotiations between countries and regions, including the U.S. and certain foreign nations, political or economic dysfunction within some nations, including the U.S., and dramatic changes in commodity and currency prices could have adverse effects that cannot be foreseen at the present time. In addition, if the U.S. dollar continues to be strong, it may decrease foreign demand for U.S. assets, which could have a negative impact on certain issuers and/or industries.
Tensions, war, or open conflict between nations, such as between Russia and Ukraine, in the Middle East or in eastern Asia could affect the economies of many nations, including the United States. The duration of ongoing hostilities in the Middle East and between Russia and Ukraine, and any sanctions and related events cannot be predicted. Those events present material uncertainty and risk with respect to markets globally and the performance of the Fund and its investments or operations could be negatively impacted.
Regulators in the  U.S. have adopted a number of changes to regulations involving the markets and issuers, some of which apply to the Fund. The full effect of various newly adopted regulations is not currently known. Certain of these changes could limit the Fund’s ability to pursue its investment strategies or make certain investments, or may make it more costly for the Fund to operate, which may impact performance.  Additionally, it is possible that recently adopted regulations could be further revised or rescinded, which creates material uncertainty on their impact to the Fund.
Economists and others have expressed increasing concern about the potential effects of global climate change on property and security values. Certain issuers, industries and regions may be adversely affected by the impacts of climate change in ways that cannot be foreseen, including on the demand for and the development of goods and services and related production costs, and the impacts of legislation, regulation and international accords related to climate change, as well as any indirect consequences of regulation or business trends driven by climate change.

(American Beacon Ninety One Funds - Classes Y, R6 and R5) | (American Beacon Ninety One International Franchise Fund) | Market Timing Risk [Member]
Market Timing Risk
The Fund is subject to the risk of market timing activities by investors due to the nature of the Fund’s investments, which requires the Fund, in certain instances, to fair value certain of its investments. Some investors may engage in frequent short-term trading in the Fund to take advantage of any price differentials that may be reflected in the net asset value (“NAV”) of the Fund’s shares. Frequent trading by Fund shareholders poses risks to other shareholders in the Fund, including (i) the dilution of the Fund’s NAV, (ii) an increase in the Fund’s expenses, and (iii) interference with the ability to execute efficient investment strategies.

(American Beacon Ninety One Funds - Classes Y, R6 and R5) | (American Beacon Ninety One International Franchise Fund) | Mid-Capitalization Companies Risk [Member]
Mid-Capitalization Companies Risk
Investing in the securities of mid-capitalization companies involves greater risk and the possibility of greater price volatility, which at times can be rapid and unpredictable, than investing in larger-capitalization and more established companies. Since mid-capitalization companies may have narrower commercial markets and more limited operating history, product lines, and managerial and financial resources than larger, more established companies, the securities of these companies may lack sufficient market liquidity, and they can be particularly sensitive to changes in overall economic conditions, interest rates, borrowing costs and earnings.

(American Beacon Ninety One Funds - Classes Y, R6 and R5) | (American Beacon Ninety One International Franchise Fund) | Other Investment Companies Risk [Member]
Other Investment Companies Risk
To the extent that the Fund invests in shares of other registered investment companies, the Fund will indirectly bear the fees and expenses charged by those investment companies in addition to the Fund’s direct fees and expenses. To the extent the Fund invests in other investment companies that invest in equity securities, fixed-income securities and/or foreign securities, or that track an index, the Fund is subject to the risks associated with the underlying investments held by the investment company or the index fluctuations to which the investment company is subject. The Fund will be subject to the risks associated with investments in those companies, including but not limited to the following:
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Government Money Market Funds Risk. Investments in government money market funds are subject to interest rate risk, credit risk, and market risk. Interest rate risk is the risk that rising interest rates could cause the value of such an investment to decline.   Credit risk is the risk that the issuer, guarantor or insurer of an obligation, or the  counterparty to a transaction, may fail or become less able or unwilling, to make timely payment of interest or principal or otherwise honor its obligations, or that it may default completely.

(American Beacon Ninety One Funds - Classes Y, R6 and R5) | (American Beacon Ninety One International Franchise Fund) | Redemption Risk [Member]
Redemption Risk
The Fund may experience periods of high levels of redemptions that could cause the Fund to sell assets at inopportune times or at a loss or depressed value. Heavy redemptions could hurt the Fund’s performance. The sale of assets to meet redemption requests may create net capital gains, which could cause the Fund to have to distribute substantial capital gains. Redemption risk is greater to the extent that one or more investors or intermediaries control a large percentage of investments in the Fund. In addition, redemption risk is heightened during periods of declining or illiquid markets. During periods of heavy redemptions, the Fund may borrow funds through the interfund credit facility or from a bank line of credit, which may increase costs.

(American Beacon Ninety One Funds - Classes Y, R6 and R5) | (American Beacon Ninety One International Franchise Fund) | Sector Risk [Member]
Sector Risk
When the Fund focuses its investments in certain sectors of the economy, its performance could fluctuate more widely than if the Fund were invested more evenly across sectors. Issuers in the same economic sector may be similarly affected by economic or market events, making the Fund more vulnerable to unfavorable developments in that economic sector than funds that invest more broadly. Additionally, individual sectors may be more volatile, and may perform differently, than the broader market. As the Fund’s portfolio changes over time, the Fund’s exposure to a particular sector may become higher or lower.
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Information Technology Sector Risk. The Information Technology sector includes companies engaged in software and services, technology hardware and storage peripherals, electronic equipment and components, and semiconductors and semiconductor equipment. Information technology companies face intense competition, both domestically and internationally, which may have an adverse effect on profit margins. Information technology companies may have limited product lines, markets, financial resources or personnel. The products of information technology companies may face rapid product obsolescence due to technological developments and frequent new product introduction, unpredictable changes in growth rates and competition for the services of qualified personnel. Failure to introduce new products, develop and maintain a loyal customer base or achieve general market acceptance for their products could have a material adverse effect on a company’s business. Companies in the Information Technology sector also may be subject to increased government scrutiny or adverse government or regulatory action. Additionally, companies in the Information Technology sector are heavily dependent on intellectual property and the loss of patent, copyright or trademark protections may adversely affect the profitability of these companies. The market prices of information technology-related securities tend to exhibit a greater degree of market risk and sharp price fluctuations than other types of securities. These securities may fall in and out of favor with investors rapidly, which may cause sudden selling and dramatically lower market prices.

(American Beacon Ninety One Funds - Classes Y, R6 and R5) | (American Beacon Ninety One International Franchise Fund) | Securities Lending Risk [Member]
Securities Lending Risk
To the extent the Fund lends its securities, it may be subject to the following risks: (i) the securities in which the Fund reinvests cash collateral may decrease in value, causing the Fund to incur a loss, or may not perform sufficiently to cover the Fund’s payment to the borrower of a pre-negotiated fee or “rebate” for the use of that cash collateral in connection with the loan; (ii) non-cash collateral may decline in value, resulting in the Fund becoming under-secured; (iii) delays may occur in the recovery of loaned securities from borrowers, which could result in the Fund being unable to vote proxies or settle transactions or cause the Fund to incur increased costs; and (iv) if the borrower becomes subject to insolvency or similar proceedings, the Fund could incur delays in its ability to enforce its rights in its collateral.

(American Beacon Ninety One Funds - Classes Y, R6 and R5) | (American Beacon Ninety One International Franchise Fund) | Securities Selection Risk [Member]
Securities Selection Risk
Securities selected for the Fund may not perform to expectations. This could result in the Fund’s underperformance compared to its performance index(es), or other funds with similar investment objectives or strategies.

(American Beacon Ninety One Funds - Classes Y, R6 and R5) | (American Beacon Ninety One International Franchise Fund) | Valuation Risk [Member]
Valuation Risk
Certain of the Fund’s assets may be valued at a price different from the price at which they can be sold. This risk may be especially pronounced for investments that are illiquid or may become illiquid, or securities that trade in relatively thin markets and/or markets that experience extreme volatility. The valuation of the Fund’s investments in an accurate and timely manner may be impacted by technological issues and/or errors by third party service providers, such as pricing services or accounting agents.

(American Beacon Ninety One Funds - Classes Y, R6 and R5) | (American Beacon Ninety One International Franchise Fund) | Value Stocks Risk [Member]
Value Stocks Risk
Value stocks are subject to the risk that their intrinsic or full value may never be realized by the market, that a stock judged to be undervalued may be appropriately priced, or that their prices may decline. Although value stocks tend to be inexpensive relative to their earnings, they can continue to be inexpensive for long periods of time. The Fund’s investments in value stocks seek to limit potential downside price risk over time; however, value stock prices still may decline substantially. In addition, the Fund may produce more modest gains as a trade-off for this potentially lower risk. The Fund’s investment in value stocks could cause the Fund to underperform funds that use a growth or non-value approach to investing or have a broader investment style.

(American Beacon Ninety One Funds - Classes Y, R6 and R5) | (American Beacon Ninety One International Franchise Fund) | Small Fund Risk
Small Fund Risk
Like other smaller funds, large inflows and outflows may impact the Fund’s market exposure for limited periods of time. Investment positions may also have a disproportionate impact, negative or positive, on performance, and Fund performance may be more volatile than that of a larger fund. The Fund’s shareholder fees and annual fund operating expenses also may be higher than those of a fund that has attracted sufficient assets to achieve investment and trading efficiencies. Shareholders of the Fund may incur higher expenses if the Fund fails to attract sufficient assets to realize economies of scale. Investors in the Fund also bear the risk that, without sufficient assets, the Fund may not be successful in implementing its investment strategy or may not employ a successful investment strategy.